Virtus Seix U.S. Mortgage Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Security—6.5%
U.S. Treasury Notes 1.125%, 2/15/31(1)	$ 1,000	$945
Total U.S. Government Security (Identified Cost $969)		945

Mortgage-Backed Securities—90.3%
Agency—90.3%
Federal Home Loan Mortgage Corp.
Pool #C91887 3.000%, 9/1/36	295	310
Pool #C91912 3.000%, 2/1/37	268	281
Pool #C04123 4.000%, 7/1/42	122	133
Pool #Q10929 3.500%, 9/1/42	169	183
Pool #Q26366 4.000%, 5/1/44	91	101
Pool #V81283 4.000%, 7/1/44	190	209
Pool #G61157 3.500%, 10/1/44	143	154
Pool #G60183 4.000%, 12/1/44	72	79
Pool #V81992 4.000%, 10/1/45	130	142
Pool #Q38473 4.000%, 1/1/46	249	272
Pool #Q39440 4.000%, 3/1/46	214	233
Pool #Q40815 3.500%, 6/1/46	282	308
Pool #G60661 4.000%, 7/1/46	28	30
Pool #G61721 3.500%, 11/1/46	44	47
Pool #ZA4786 3.000%, 12/1/46	159	168
Pool #Q46110 3.500%, 2/1/47	175	188
Pool #ZM4703 3.000%, 11/1/47	150	158
Pool #Q51962 3.500%, 11/1/47	88	94
Pool #Q51951 4.000%, 11/1/47	42	45
Pool #Q53881 4.500%, 1/1/48	240	266
Pool #Q54449 3.500%, 2/1/48	54	58
Pool #ZT0509 3.000%, 8/1/48	143	151
Pool #QA5557 3.000%, 12/1/49	179	189
Pool #SD0164 3.500%, 12/1/49	304	326
Pool #QA6331 3.500%, 1/1/50	166	176
Pool #QA7571 3.000%, 2/1/50	124	129
	Par Value	Value

Agency—continued
Pool #QA8967 3.000%, 4/1/50	$142	$148
Pool #QB9831 2.500%, 3/1/51	400	411
Federal National Mortgage Association
Pool #MA2820 2.500%, 11/1/31	402	410
Pool #MA2164 3.500%, 2/1/35	122	131
Pool #AL7497 3.500%, 9/1/40	282	305
Pool #MA0639 4.000%, 2/1/41	242	267
Pool #AL0215 4.500%, 4/1/41	91	102
Pool #890381 3.500%, 10/1/41	138	149
Pool #AO8632 3.500%, 7/1/42	268	291
Pool #MA2190 4.000%, 2/1/45	395	435
Pool #MA2341 4.500%, 6/1/45	66	74
Pool #AY8851 4.000%, 8/1/45	106	117
Pool #BE5050 4.000%, 9/1/45	111	123
Pool #AZ9213 4.000%, 10/1/45	270	296
Pool #AS6640 3.500%, 2/1/46	169	182
Pool #BA4799 4.000%, 2/1/46	217	237
Pool #BE7155 3.500%, 2/1/47	328	352
Pool #BE7213 4.000%, 4/1/47	148	160
Pool #BE9598 4.000%, 5/1/47	216	233
Pool #BM3564 3.000%, 7/1/47	236	247
Pool #BH9313 3.500%, 9/1/47	51	55
Pool #MA3182 3.500%, 11/1/47	170	180
Pool #BH7058 3.500%, 12/1/47	199	211
Pool #BH9277 3.500%, 2/1/48	329	349
Pool #BO5325 3.000%, 11/1/49	137	143
Pool #FM3878 2.500%, 7/1/50	735	757
Pool #BQ1405 3.000%, 8/1/50	297	310
Pool #BQ7616 2.500%, 11/1/50	447	459
Government National Mortgage Association I
Pool #AE8170 4.000%, 2/15/44	51	56
Pool #635099 3.000%, 7/15/46	58	65
See Notes to Schedule of Investments

Virtus Seix U.S. Mortgage Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #774031 3.000%, 8/15/47	$108	$120
Pool #AD6354 3.000%, 1/15/48	78	87
Pool #BQ1140 3.000%, 11/15/49	277	288
Government National Mortgage Association II
Pool #MA7165 2.500%, 6/20/36	499	520
Pool #MA2891 3.000%, 6/20/45	70	75
Pool #MA4003 3.000%, 10/20/46	233	246
Pool #MA4261 3.000%, 2/20/47	53	56
		13,077

Total Mortgage-Backed Securities (Identified Cost $12,634)		13,077

Total Long-Term Investments—96.8% (Identified Cost $13,603)		14,022

	Shares	Value
Securities Lending Collateral—4.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)(3)	642,962	$643
Total Securities Lending Collateral (Identified Cost $643)		643

TOTAL INVESTMENTS—101.2% (Identified Cost $14,246)		$14,665
Other assets and liabilities, net—(1.2)%		(178)
NET ASSETS—100.0%		$14,487

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Represents security purchased with cash collateral received for securities on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Mortgage-Backed Securities	$13,077	$—	$13,077
U.S. Government Security	945	—	945
Securities Lending Collateral	643	643	—
Total Investments	$14,665	$643	$14,022
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
See Notes to Schedule of Investments

VIRTUS SEIX U.S. MORTGAGE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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